Related party transactions (Tables)	12 Months Ended
Dec. 31, 2023
Related party transactions
Summary of related party transactions

in k€	2023	2022	2021
Sales of goods and services	16,661	36,677	28,868
Receivables from related parties	2,164	4,071	2,643